3. Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major classifications
Total Loans	$ 620,960	$ 619,974	$ 670,497
Less allowance for loan losses	13,501	14,423	16,604	15,493
Net loans	607,459	605,551
Construction and land development
Major classifications
Total Loans	63,742	73,176	93,812
Less allowance for loan losses	3,218	4,399	7,182	5,774
Single-family residential
Major classifications
Total Loans	195,975	195,003	212,993
Less allowance for loan losses	3,123	3,231	3,253	3,992
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	49,463	52,019	54,058
Less allowance for loan losses	1,863	1,998	2,104	2,105
Commercial Real Estate
Major classifications
Total Loans	209,287	200,633	214,415
Less allowance for loan losses	2,219	2,049	1,731	1,409
Multifamily and Farmland
Major classifications
Total Loans	11,801	8,951	4,793
Less allowance for loan losses	37	28	13	17
Total real estate loans
Major classifications
Total Loans	530,268	529,782
Commercial loans (not secured by real estate)
Major classifications
Total Loans	68,047	64,295	60,646
Less allowance for loan losses	1,069	1,088	1,029	1,174
Farm loans (not secured by real estate)
Major classifications
Total Loans	19	11	0
Less allowance for loan losses	0	0	0	0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	9,593	10,148
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 13,033	$ 15,738